Accounts Payable and Accrued Liabilities - Summary of Detailed Information About Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022 [1]
Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities	$ 550,639	$ 611,516
Accrued dividend payable	3,098	3,093
Cash-settled share-based payments	7,383	13,477
Total accounts payable and accrued liabilities	$ 561,120	$ 628,086

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.